Goodwill Disclosure: Schedule of Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Goodwill
	DECEMBER 31,	DECEMBER 31,
	2014	2013

Goodwill	$5,976,198	$2,679,970
Less: accumulated impairment loss	(669,993)	--
Total goodwill, net	$5,306,205	$2,679,970